SUBSEQUENT EVENTS (Details)		1 Months Ended		12 Months Ended
	Jan. 02, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) item $ / shares shares	Jan. 31, 2010 USD ($) $ / shares shares	Dec. 31, 2011 USD ($) shares	Dec. 31, 2010 USD ($)	May. 15, 2015 shares	Apr. 30, 2015 shares	Jan. 01, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares
Subsequent Event [Line Items]
Common stock, shares authorized		100,000,000							100,000,000	100,000,000
New member of board of directors [Member]
Subsequent Event [Line Items]
Number of common shares that can be purchased through warrant			650,000
Exercise price of warrants | $ / shares			$ 1.51
Fair value of warrant | $			$ 1,188,000
Expiration period			5 years
Vesting immediately			162,500
Option granted, number of shares vesting in installments			162,500
Vesting period			3 years
Stock option expense | $				$ 306,765	$ 580,167
Shares Expired				(487,500)
Subsequent Event [Member]
Subsequent Event [Line Items]
Annual lease expenses | $		$ 71,662
Common stock, shares authorized						250,000,000	100,000,000
Subsequent Event [Member] | Senior Advisor Two [Member]
Subsequent Event [Line Items]
Number of common shares that can be purchased through warrant								100,000
Exercise price of warrants | $ / shares								$ 0.77
Fair value of warrant | $								$ 48,656
Expiration period	5 years
Vesting immediately	25,000
Option granted, number of shares vesting in installments	7,500
Vesting period	10 months
Subsequent Event [Member] | Employee [Member]
Subsequent Event [Line Items]
Expiration period	10 years	10 years
Vesting immediately	7,500
Option granted, number of shares vesting in installments	7,500
Vesting period	3 months
Option granted, shares (upper limit)	15,000	2,500
Option granted, purchase price | $ / shares	$ 0.77	$ 0.80
Option granted, value | $	$ 7,362	$ 1,231
Subsequent Event [Member] | New member of board of directors [Member]
Subsequent Event [Line Items]
Shares Expired	(487,500)
Subsequent Event [Member] | Independent Directors [Member]
Subsequent Event [Line Items]
Expiration period		10 years
Vesting immediately		20,000
Option granted, number of shares vesting in installments		10,000
Number of person to whom option were granted | item		5
Option granted, shares (upper limit)		50,000
Option granted, purchase price | $ / shares		$ 0.80
Option granted, value | $		$ 24,901